INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS OTHER THAN GOODWILL
INTANGIBLE ASSETS OTHER THAN GOODWILL

15 – INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets other than goodwill are detailed as follows:

	December 31, 2023			December 31, 2022
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Description	value	/Impairment	value	value	/Impairment	value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	667,955,100	(3,078,000)	664,877,100	645,684,416	(1,451,000)	644,233,416
Software	63,828,408	(40,121,558)	23,706,850	56,968,738	(36,205,387)	20,763,351
Water rights	587,432	—	587,432	479,825	(40,723)	439,102
Trademarks indefinite useful life (2)	6,341,107	—	6,341,107	5,741,054	—	5,741,054
Trademarks definite useful life (3)	1,297,378	(891,277)	406,101	1,297,378	(703,388)	593,990
Others	560,183	(552,208)	7,975	507,928	(499,953)	7,975
Total	740,569,608	(44,643,043)	695,926,565	710,679,339	(38,900,451)	671,778,888
(1)	Correspond to brands, water rights and distribution rights. Distribution rights are contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

Distribution rights together with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights have an indefinite useful life, are not subject to amortization. Rights in Chile related to AdeS were provisioned for impairment pursuant to the annual tests performed. See Note 2.8.

(2)	On September 21, 2021 Coca-Cola Andina together with Coca-Cola Femsa, acquired the Brazilian beer brand Therezópolis for BRL 70 million. Each bottler bought 50% of the brand. This transaction is part of the company’s long-term strategy to complement its beer portfolio in Brazil. The transaction was completed and approved by CADE (Brazilian Administrative Council of Economic Defense). In September of that same year, Andina recorded an intangible asset under the Therezópolis brand for BRL 35 million with an indefinite useful life.
(3)	Correspond to distribution rights that did not arise from business combinations. These rights are subject to amortization.

Distribution rights	12.31.2023	12.31.2022
	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	301,187,149	302,814,149
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and the investments in Sorocaba and Leão Alimentos y Bebidas Ltda.)	182,986,222	165,670,430
Paraguay	178,475,561	172,548,023
Argentina (North and South)	2,228,168	3,200,814
Total	664,877,100	644,233,416

The movement and balances of identifiable intangible assets are detailed as follows:

	December 31, 2023
				Trademarks	Trademarks
	Distribution			indefinite	definite
	rights	Software	Water rights	useful life	useful life	Others
Description							Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance	644,233,416	20,763,351	439,102	5,741,054	593,990	7,975	671,778,888
Additions	—	8,984,225	148,330	—	—	—	9,132,555
Amortization	—	(4,857,341)	—	—	(187,889)	—	(5,045,230)
Impairment (2)	(1,627,000)	—	—	—	—	—	(1,627,000)
Other increases (decreases) (1)	22,270,684	(1,183,385)	—	600,053	—	—	21,687,352
Ending balance	664,877,100	23,706,850	587,432	6,341,107	406,101	7,975	695,926,565

	December 31, 2022
				Trademarks	Trademarks
	Distribution			indefinite	definite
	rights	Software	Water rights	useful life	useful life	Others
Description							Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance	640,056,747	13,064,962	422,221	5,297,760	781,878	7,975	659,631,543
Additions	—	12,020,412	16,881	—	—	—	12,037,293
Amortization	—	(4,208,798)	—	—	(187,888)	—	(4,396,686)
Impairment	—	—	—	—	—	—	—
Other increases (decreases) (1)	4,176,669	(113,225)	—	443,294	—	—	4,506,738
Ending balance	644,233,416	20,763,351	439,102	5,741,054	593,990	7,975	671,778,888
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.
(2)	The rights in Chile related to AdeS were provisioned for impairment according to the annual tests performed. See Note 2.8.